Angel Oak Mortgage Trust 2025-3 ABS-15G

Exhibit 99.26

Data Compare

Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2025030664		Original Note Doc Date	XXX	XXX	XXX		The Note reflects Original Note Doc Date as XXX.	Initial
XXX	2025030001		B1 Credit Score	XXX	XXX	XXX	-2.86144%	The Credit report dated XXX reflects B1 Credit Score as XXX.	Initial
XXX	2025030001		Borrower DTI Ratio Percent	XXX	XXX	XXX	17.22000%	The monthly net rental loss of subject property equals $XXX, the monthly payment of Non-subject primary residence equals $XXX and the monthly other debts equal $XXX. Total verified monthly income equals $XXX. Borrower DTI ratio equals XXX%.	Initial
XXX	2025030001		Housing Ratio per U/W (Initial Rate)	XXX	XXX	XXX	17.22000%	The monthly payment of Non-subject primary residence equals $XXX and total verified monthly income equals $XXX. Housing Ratio equals XXX%.	Initial